CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are Verso Holdings’ consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended.  The consolidating financial statements have been prepared from Verso Holdings’ financial information on the same basis of accounting as the consolidated financial statements.  Investments in our subsidiaries are accounted for under the equity method.  Accordingly, the entries necessary to consolidate Verso Holdings’ subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings, or the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., or the “Subsidiary Issuer,” are the issuers of the 11.75% Senior Secured Notes due 2019, the 11.75% Secured Notes due 2019, the 8.75% Second Priority Senior Secured Notes due 2019, the Second Priority Senior Secured Floating Rate Notes due 2014, and the 11.38% Senior Subordinated Notes due 2016, or collectively, the “Notes.”  In accordance with ASU 2013-04 related to joint and several liability arrangements, the Notes have been recorded by the Parent Issuer as it is the intent of the issuers for the Parent Issuer to settle the obligation. The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s direct and indirect, 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, or collectively, the “Guarantor Subsidiaries.”  Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
March 31, 2014

	Parent	Subsidiary	Guarantor	Non- Guarantor	Non- Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$4,232	$—	$10	$—	$4,242
Accounts receivable, net	—	—	94,097	—	—	—	94,097
Inventories	—	—	154,849	—	—	—	154,849
Assets held for sale	—	—	—	—	—	—	—
Prepaid expenses and other assets	—	—	12,574	—	5	—	12,579
Current assets	—	—	265,752	—	15	—	265,767
Property, plant, and equipment, net	—	—	703,448	18,903	—	(288)	722,063
Intercompany/affiliate receivable	1,398,752	—	1,434	—	31,153	(1,431,339)	—
Intangibles and other assets, net(1)	—	—	97,077	1,237	85	—	98,399
Total assets	$1,398,752	$—	$1,067,711	$20,140	$31,253	$(1,431,627)	$1,086,229
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$95,703	$—	$15	$—	$95,718
Accrued liabilities	25,971	—	46,998	—	126	—	73,095
Current maturities of long-term debt	13,310	—	—	—	—	—	13,310
Current liabilities	39,281	—	142,701	—	141	—	182,123
Intercompany/affiliate payable	—	—	1,398,752	32,587	—	(1,431,339)	—
Investment in subsidiaries	527,655	—	12,447	—	—	(540,102)	—
Long-term debt(2)	1,332,858	—	—	—	23,305	—	1,356,163
Other liabilities	—	—	41,062	—	8,101	(178)	48,985
Member's (deficit) equity	(501,042)	—	(527,251)	(12,447)	(294)	539,992	(501,042)
Total liabilities and equity	$1,398,752	$—	$1,067,711	$20,140	$31,253	$(1,431,627)	$1,086,229

(1)	Intangibles and other assets, net of Guarantor Subsidiaries include $23.3 million of a long-term note receivable from Verso Finance.

(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2013

	Parent	Subsidiary	Guarantor	Non- Guarantor	Non- Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$11,230	$—	$10	$—	$11,240
Accounts receivable, net	—	—	104,624	—	—	—	104,624
Inventories	—	—	137,687	—	—	—	137,687
Assets held for sale	—	—	50	—	—	—	50
Prepaid expenses and other assets	—	—	20,616	—	5	—	20,621
Current assets	—	—	274,207	—	15	—	274,222
Property, plant, and equipment, net	—	—	724,063	19,171	—	(288)	742,946
Intercompany/affiliate receivable	1,335,323	—	1,393	—	31,153	(1,367,869)	—
Intangibles and other assets, net(1)	—	—	103,424	1,251	85	—	104,760
Total assets	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$88,397	$—	$15	$—	$88,412
Accrued liabilities	58,847	—	63,462	—	126	—	122,435
Current maturities of long-term debt	13,310	—	—	—	—	—	13,310
Current liabilities	72,157	—	151,859	—	141	—	224,157
Intercompany/affiliate payable	—	—	1,335,323	32,546	—	(1,367,869)	—
Investment in subsidiaries(3)	439,125	—	12,124	—	—	(451,249)	—
Long-term debt(2)	1,235,167	—	—	—	23,305	—	1,258,472
Other liabilities	—	—	42,502	—	8,087	(164)	50,425
Member's (deficit) equity	(411,126)	—	(438,721)	(12,124)	(280)	451,125	(411,126)
Total liabilities and equity	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928

(1)	Intangibles and other assets, net of Guarantor Subsidiaries include $23.3 million of a long-term note receivable from Verso Finance.

(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

(3)	Investment in subsidiaries has been corrected to reflect presentation as a liability in conformity with March 31, 2014 presentation.
Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Three Months Ended March 31, 2014

	Parent	Subsidiary	Guarantor	Non- Guarantor	Non- Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$299,113	$—	$—	$—	$299,113
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	302,377	—	—	—	302,377
Depreciation, amortization, and depletion	—	—	25,415	268	14	(14)	25,683
Selling, general, and administrative expenses	—	—	17,923	(339)	8	—	17,592
Restructuring charges	—	—	—	—	—	—	—
Interest income	(35,029)	—	(379)	—	(387)	35,416	(379)
Interest expense	35,029	—	34,470	394	379	(35,416)	34,856
Other loss, net	—	—	9,585	—	—	—	9,585
Equity in net loss of subsidiaries	(90,601)	—	—	—	—	90,601	—
Net loss	$(90,601)	$—	$(90,278)	$(323)	$(14)	$90,615	$(90,601)
Other comprehensive income	213	—	213	—	—	(213)	213
Comprehensive loss	$(90,388)	$—	$(90,065)	$(323)	$(14)	$90,402	$(90,388)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Three Months Ended March 31, 2013

	Parent	Subsidiary	Guarantor	Non- Guarantor	Non- Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$333,220	$—	$—	$—	$333,220
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	291,859	—	—	—	291,859
Depreciation, amortization, and depletion	—	—	25,711	269	14	(14)	25,980
Selling, general, and administrative expenses	—	—	19,196	(408)	8	—	18,796
Restructuring charges	—	—	1,016	—	—	—	1,016
Other operating income	—	—	(3,285)				(3,285)
Interest income	(34,078)	—	(388)	—	(387)	34,465	(388)
Interest expense	34,078	—	34,053	394	379	(34,465)	34,439
Other loss, net	2,572	—	—	—	—	—	2,572
Equity in net loss of subsidiaries	(37,769)	—	—	—	—	37,769	—
Net loss	$(40,341)	$—	$(34,942)	$(255)	$(14)	$37,783	$(37,769)
Other comprehensive income	717	—	717	—	—	(717)	717
Comprehensive loss	$(39,624)	$—	$(34,225)	$(255)	$(14)	$37,066	$(37,052)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Three Months Ended March 31, 2014

				Non-	Non-
	Parent	Subsidiary	Guarantor	Guarantor	Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(96,275)	$(7)	$—	$—	$(96,282)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	316	—	—	—	316
Transfers from restricted cash	—	—	2,327	7	—	—	2,334
Capital expenditures	—	—	(16,466)	—	—	—	(16,466)
Other investing activities	—	—	5,020	—	—	—	5,020
Advances to subsidiaries	(135,080)	—	—	—	—	135,080	—
Payments from subsidiaries	37,000	—	—	—	—	(37,000)	—
Net cash used in investing activities	(98,080)	—	(8,803)	7	—	98,080	(8,796)
Cash flows from financing activities:
Borrowings on revolving credit facilities	135,000	—	—	—	—	—	135,000
Payments on revolving credit facilities	(37,000)	—	—	—	—	—	(37,000)
Contribution from Verso Paper	80	—	—	—	—	—	80
Advances from parent	—	—	135,080	—	—	(135,080)	—
Payments to parent	—	—	(37,000)	—	—	37,000	—
Net cash provided by financing activities	98,080	—	98,080	—	—	(98,080)	98,080
Change in cash and cash equivalents	—	—	(6,998)	—	—	—	(6,998)
Cash and cash equivalents at beginning of period	—	—	11,230	—	10	—	11,240
Cash and cash equivalents at end of period	$—	$—	$4,232	$—	$10	$—	$4,242
Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Three Months Ended March 31, 2013

				Non-	Non-
	Parent	Subsidiary	Guarantor	Guarantor	Guarantor
(Dollars in thousands)	Issuer	Issuer	Subsidiaries	Subsidiary	Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(83,121)	$26	$—	$—	$(83,095)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	27,640	—	—	—	27,640
Transfers to restricted cash	—	—	(132)	(26)	—	—	(158)
Capital expenditures	—	—	(8,192)	—	—	—	(8,192)
Other investing activities	—	—	13,653	—	—	—	13,653
Return of capital to parent	8,653	—	—	—	—	(8,653)	—
Advances to subsidiaries	(50,000)	—	—	—	—	50,000	—
Payments from subsidiaries	40,023	—	—	—	—	(40,023)	—
Net cash provided by investing activities	(1,324)	—	32,969	(26)	—	1,324	32,943
Cash flows from financing activities:
Borrowings on revolving credit facilities	50,000	—	—	—	—	—	50,000
Payments on revolving credit facilities	(40,000)	—	—	—	—	—	(40,000)
Return of capital	(8,653)	—	—	—	—	—	(8,653)
Cash distributions	(23)	—	—	—	—	—	(23)
Return of capital to parent		—	(8,653)	—	—	8,653	—
Advances from parent		—	50,000	—	—	(50,000)	—
Payments to parent	—	—	(40,023)	—	—	40,023	—
Net cash (used in) provided by financing activities	1,324	—	1,324	—	—	(1,324)	1,324
Change in cash and cash equivalents	—	—	(48,828)	—	—	—	(48,828)
Cash and cash equivalents at beginning of period	—	—	61,453	—	17	—	61,470
Cash and cash equivalents at end of period	$—	$—	$12,625	$—	$17	$—	$12,642

Advances to and payments from subsidiaries amounts have been corrected to be presented in investing activities in conformity with March 31, 2014 presentation.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Presented below are Verso Holdings’ consolidating balance sheets, statements of operations, statements of comprehensive income, and statements of cash flows, as required by Rule 3-10 of Regulation S-X of the Securities Exchange Act of 1934, as amended.  The consolidating financial statements have been prepared from Verso Holdings’ financial information on the same basis of accounting as the consolidated financial statements.  Investments in our subsidiaries are accounted for under the equity method.  Accordingly, the entries necessary to consolidate Verso Holdings’ subsidiaries that guaranteed the obligations under the debt securities described below are reflected in the Eliminations column.

Verso Holdings,  or the “Parent Issuer,” and its direct, 100% owned subsidiary, Verso Paper Inc., or the “Subsidiary Issuer,” are the issuers of 11.75% Senior Secured Notes due 2019, the 11.75% Secured Notes due 2019, the 8.75% Second Priority Senior Secured Notes due 2019, the Second Priority Senior Secured Floating Rate Notes due 2014, and the 11.38% Senior Subordinated Notes due 2016, or collectively, the “Notes.”  The Notes are jointly and severally guaranteed on a full and unconditional basis by the Parent Issuer’s direct and indirect, 100% owned subsidiaries, excluding the Subsidiary Issuer, Bucksport Leasing LLC, and Verso Quinnesec REP LLC, or collectively, the “Guarantor Subsidiaries.”  Chase NMTC Verso Investment Fund, LLC, a consolidated VIE of Verso Holdings, is a “Non-Guarantor Affiliate.”

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$11,230	$—	$10	$—	$11,240
Accounts receivable, net	—	—	104,624	—	—	—	104,624
Inventories	—	—	137,687	—	—	—	137,687
Assets held for sale	—	—	50	—	—	—	50
Prepaid expenses and other assets	—	—	20,616	—	5	—	20,621
Current assets	—	—	274,207	—	15	—	274,222
Property, plant, and equipment, net	—	—	724,063	19,171	—	(288)	742,946
Intercompany/affiliate receivable	1,335,323	—	1,393	—	31,153	(1,367,869)	—
Intangibles and other assets, net(1)	—	—	103,424	1,251	85	—	104,760
Total assets	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$88,397	$—	$15	$—	$88,412
Accrued liabilities	58,847	—	63,462	—	126	—	122,435
Current maturities of long-term debt	13,310	—	—	—	—	—	13,310
Current liabilities	72,157	—	151,859	—	141	—	224,157
Intercompany/affiliate payable	—	—	1,335,323	32,546	—	(1,367,869)	—
Investment in subsidiaries	439,125	—	12,124	—	—	(451,249)	—
Long-term debt(2)	1,235,167	—	—	—	23,305	—	1,258,472
Other liabilities	—	—	42,502	—	8,087	(164)	50,425
Member's (deficit) equity	(411,126)	—	(438,721)	(12,124)	(280)	451,125	(411,126)
Total liabilities and equity	$1,335,323	$—	$1,103,087	$20,422	$31,253	$(1,368,157)	$1,121,928
(1) Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
(3) Investment in subsidiaries has been corrected to reflect presentation as a liability in conformity with March 31, 2014 presentation.

Verso Paper Holdings LLC
Condensed Consolidating Balance Sheet
December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$61,453	$—	$17	$—	$61,470
Accounts receivable, net	—	—	101,014	—	—	—	101,014
Inventories	—	—	131,467	—	—	—	131,467
Assets held for sale	—	—	24,867	—	—	—	24,867
Prepaid expenses and other assets	—	—	3,989	—	7	—	3,996
Current assets	—	—	322,790	—	24	—	322,814
Property, plant, and equipment, net	—	—	773,074	20,246	—	(289)	793,031
Intercompany/affiliate receivable	1,251,788	—	1,401	—	31,153	(1,284,342)	—
Investment in subsidiaries	(253,714)	—	(11,183)	—	—	264,897	—
Intangibles and other assets, net(1)	—	—	115,222	1,125	85	—	116,432
Total assets	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	$—	$—	$92,056	$7	$23	$(7)	$92,079
Accrued liabilities	54,926	—	64,069	—	126	—	119,121
Liabilities related to assets held for sale	—	—	176	—	—	—	176
Current liabilities	54,926	—	156,301	7	149	(7)	211,376
Intercompany/affiliate payable	—	—	1,251,788	32,547	—	(1,284,335)	—
Long-term debt(2)	1,163,747	—	—	—	23,305	—	1,187,052
Other liabilities	—	—	46,525	—	8,032	(109)	54,448
Member's (deficit) equity	(220,599)	—	(253,310)	(11,183)	(224)	264,717	(220,599)
Total liabilities and equity	$998,074	$—	$1,201,304	$21,371	$31,262	$(1,019,734)	$1,232,277
(1) Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2) Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,388,899	$—	$—	$—	$1,388,899
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,179,085	—	—	—	1,179,085
Depreciation, amortization, and depletion	—	—	103,655	1,075	55	(55)	104,730
Selling, general, and administrative expenses	—	—	75,452	(1,707)	32	—	73,777
Restructuring charges	—	—	1,378	—	—	—	1,378
Other operating income	—	—	(3,971)	—	—	—	(3,971)
Interest income	(138,298)	—	(1,539)	—	(1,546)	139,844	(1,539)
Interest expense	138,298	—	137,083	1,574	1,515	(139,844)	138,626
Other loss, net	2,800	—	5,165	—	—	—	7,965
Equity in net loss of subsidiaries	(108,352)	—	—	—	—	108,352	—
Net loss	$(111,152)	$—	$(107,409)	$(942)	$(56)	$108,407	$(111,152)
Other comprehensive income	13,838	—	13,838	—	—	(13,838)	13,838
Comprehensive loss	$(97,314)	$—	$(93,571)	$(942)	$(56)	$94,569	$(97,314)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,474,612	$—	$—	$—	$1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,272,630	—	—	—	1,272,630
Depreciation, amortization, and depletion	—	—	117,014	1,164	55	(55)	118,178
Selling, general, and administrative expenses	—	—	76,039	(1,707)	32	—	74,364
Restructuring charges	—	—	102,404	—	—	—	102,404
Other operating income	—	—	(60,594)	—	—	—	(60,594)
Interest income	(129,801)	—	(1,523)	—	(1,546)	131,347	(1,523)
Interest expense	129,801	—	126,399	1,575	1,515	(131,347)	127,943
Other loss, net	8,244	—	(864)	—	—	—	7,380
Equity in net loss of subsidiaries	(157,926)	—	—	—	—	157,926	—
Net loss	$(166,170)	$—	$(156,893)	$(1,032)	$(56)	$157,981	$(166,170)
Other comprehensive income	3,385	—	3,385	—	—	(3,385)	3,385
Comprehensive loss	$(162,785)	$—	$(153,508)	$(1,032)	$(56)	$154,596	$(162,785)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Operations and Comprehensive Income
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other loss (income), net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	$(96,438)	$—	$—	$—	$—	$96,438	$—
Net loss	(122,529)	—	(96,019)	(325)	(149)	96,493	(122,529)
Other comprehensive loss	(12,404)	$—	(12,404)	$—	$—	12,404	(12,404)
Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2013
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(27,609)	$154	$(7)	$—	$(27,462)
Cash flows from investing activities:
Proceeds from sale of assets	—	—	28,397	—	—	—	28,397
Transfers (to) from restricted cash	—	—	(1,338)	(154)	—	—	(1,492)
Return of investment in subsidiaries	140	—	(140)	—	—	—	—
Capital expenditures	—	—	(40,660)	—	—	—	(40,660)
Net cash provided by (used in) investing activities	140	—	(13,741)	(154)	—	—	(13,755)
Cash flows from financing activities:
Borrowings on revolving credit facilities	145,000	—	—	—	—	—	145,000
Payments on revolving credit facilities	(145,000)	—	—	—	—	—	(145,000)
Return of capital	(8,653)	—	—	—	—	—	(8,653)
Debt issuance costs	(220)	—	—	—	—	—	(220)
Cash distributions	(140)	—	—	—	—	—	(140)
Repayment of advances to subsidiaries	8,653	—	(8,653)	—	—	—	—
Advances from subsidiaries	220	—	(220)	—	—	—	—
Net cash used in financing activities	(140)	—	(8,873)	—	—	—	(9,013)
Change in cash and cash equivalents	—	—	(50,223)	—	(7)	—	(50,230)
Cash and cash equivalents at beginning of period	—	—	61,453	—	17	—	61,470
Cash and cash equivalents at end of period	$—	$—	$11,230	$—	$10	$—	$11,240

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2012
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$9,449	$1,909	$(56)	$—	$11,302
Cash flows from investing activities:
Proceeds from insurance settlement	—	—	51,003	—	—	—	51,003
Proceeds from sale of assets	—	—	1,731	—	—	—	1,731
Transfers (to) from restricted cash	—	—	184	(78)	—	—	106
Return of investment in subsidiaries	(694)	—	694	—	—	—	—
Capital expenditures	—	—	(68,585)	8,676	—	—	(59,909)
Net cash (used in) provided by investing activities	(694)	—	(14,973)	8,598	—	—	(7,069)
Cash flows from financing activities:
Borrowings on revolving credit facilities	112,500	—	—	—	—	—	112,500
Payments on revolving credit facilities	(112,500)	—	—	—	—	—	(112,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,459)	—	—	—	—	—	(24,459)
Contribution from parent	776	—	—	—	—	—	776
Cash distributions	(82)	—	10,507	(10,507)	—	—	(82)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(316,732)	—	316,732	—	—	—	—
Net cash provided by (used in) financing activities	694	—	(27,745)	(10,507)	—	—	(37,558)
Change in cash and cash equivalents	—	—	(33,269)	—	(56)	—	(33,325)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795
Cash and cash equivalents at end of period	$—	$—	$61,453	$—	$17	$—	$61,470

Verso Paper Holdings LLC
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2011
(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562
Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers (to) from restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—
Net cash provided by (used in) investing activities	88	—	(70,701)	4,408	—	—	(66,205)
Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—
Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)
Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706
Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795